As filed with the U.S. Securities and Exchange Commission on June 30, 2020

Securities Act File No. 333-92935 Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 2,373	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,373	☒
(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant's Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801 (Name and Address of Agent for Service)

With Copies to:
MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR &	BLACKROCK FUND
GALLAGHER LLP	ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

Continuous

(June 30, 2020)

It is proposed that this filing will become effective:

☒immediately upon filing pursuant to paragraph (b) ☐      on (date) pursuant to paragraph (b)

☐60 days after filing pursuant to paragraph (a)(1)

☐on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)   ☐     on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of iShares Trust:

iShares ESG Advanced MSCI EAFE ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post- Effective Amendment No. 2,373 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 29th day of June, 2020.

iSHARES TRUST

By:

Armando Senra*

President

Date: June 29, 2020

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,373 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Salim Ramji*

Trustee

Date: June 29, 2020

John E. Martinez*

Trustee

Date: June 29, 2020

Cecilia H. Herbert*

Trustee

Date: June 29, 2020

John E. Kerrigan*

Trustee

Date: June 29, 2020

Robert S. Kapito*

Trustee

Date: June 29, 2020

Madhav V. Rajan*

Trustee

Date: June 29, 2020

Jane D. Carlin*

Trustee

Date: June 29, 2020

_______________________________________________

Drew E. Lawton* Trustee

Date: June 29, 2020

_______________________________________________

Richard L. Fagnani* Trustee

Date: June 29, 2020

/s/ Trent W. Walker

Trent W. Walker*

Treasurer and Chief Financial Officer

Date: June 29, 2020

/s/ Trent W. Walker

*By: Trent W. Walker Attorney-in-fact Date: June 29, 2020

---------

*Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No.

2,257, filed January 9, 2020.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase EX-101.DEF XBRL Taxonomy Extension Definition Linkbase EX-101.LAB XBRL Taxonomy Extension Labels Linkbase EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase